Consolidated Statements Of Changes In Shareholders' Equity And Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	Equity Attributed To Eltek Ltd. And Subsidiaries [Member]	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Capital Reserves [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 5,629	$ 1,384	$ 14,328	$ 2,864	$ 695	$ (13,642)	$ 330	$ 5,959
Balance, shares at Dec. 31, 2008		6,610,107
Changes during the year
Foreign currency translation adjustments	80			80			10	90
Net profit (loss)	(880)					(880)	(30)	(910)
Comprehensive income (loss)	(800)						(20)	(820)
Balance at Dec. 31, 2009	4,829	1,384	14,328	2,944	695	(14,522)	310	5,139
Balance, shares at Dec. 31, 2009		6,610,107
Changes during the year
Foreign currency translation adjustments	42			42			(22)	20
Net profit (loss)	(1,722)					(1,722)	(113)	(1,835)
Comprehensive income (loss)	(1,680)						(135)	(1,815)
Balance at Dec. 31, 2010	3,149	1,384	14,328	2,986	695	(16,244)	175	3,324
Balance, shares at Dec. 31, 2010		6,610,107						6,610,107
Changes during the year
Foreign currency translation adjustments	(364)			(364)			(13)	(377)
Net profit (loss)	1,846					1,846	(31)	1,815
Comprehensive income (loss)	1,482						(44)	1,438
Balance at Dec. 31, 2011	$ 4,631	$ 1,384	$ 14,328	$ 2,622	$ 695	$ (14,398)	$ 131	$ 4,762
Balance, shares at Dec. 31, 2011		6,610,107						6,610,107